Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table sets forth the locations and amounts recognized during the Successor years ended December 31, 2014 and 2013, respectively, for these cash flow hedges.

Derivatives in Cash Flow Hedging Relationships in 2014:	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Interest rate contracts	$4.6	Interest expense, net	$6.5	Interest expense, net	$0.3

Derivatives in Cash Flow Hedging Relationships in 2013:	Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	Location of (Gain) Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	Location of (Gains) Losses Recognized in Income on Derivatives (Ineffective Portion)	Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)
Interest rate contracts	$(5.0)	Interest expense, net	$4.4	Interest expense, net	$(4.3)

Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Fair value gains and losses of derivative contracts, as determined using Level 2 inputs, that do not qualify for hedge accounting treatment are recorded in income as follows:

		Successor		Predecessor
Derivatives Not Designated as Hedging Instruments under ASC 815	Location of (Gain) Loss Recognized in Income on Derivatives	Year Ended December 31, 2014	Year Ended December 31, 2013	Period from January 1, 2013 through January 31, 2013	Year Ended December 31, 2012
Foreign currency forward contract	Other expense, net as a component of Exchange (gains) losses	$1.4	$20.9	$2.0	$3.9
Interest rate cap	Interest expense, net	3.4	(0.3)	—	—
		$4.8	$20.6	$2.0	$3.9

Designated as Hedging Instrument [Member]
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the location and fair values using Level 2 inputs of derivative instruments that qualify and have been designated as cash flow hedges included in our consolidated and combined balance sheet:

	Successor
	Year Ended December 31,
	2014	2013
Foreign currency contracts	$—	$—
Other assets:
Interest rate swaps	5.9	10.5
Total assets	$5.9	$10.5
Other liabilities:
Interest rate swaps	$1.5	$1.2
Total liabilities	$1.5	$1.2

Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the location and fair values using Level 2 inputs of derivative instruments that have not been designated as hedges included in our consolidated and combined balance sheet:

	Successor
	Year Ended December 31,
	2014	2013
Foreign currency contracts	$—	$—
Other assets:
Interest rate cap	0.1	3.4
Total assets	$0.1	$3.4
Other liabilities:
Foreign currency contracts	$—	$—
Total liabilities	$—	$—